PAINEWEBBER PACE-SM-







                   ------------------------------------------------------------
                   PACE
                   Money Market
                   Investments






                               SEMIANNUAL REPORT














                   JANUARY 31, 2000

PACE MONEY MARKET INVESTMENTS                                 SEMIANNUAL REPORT


PACE MONEY MARKET INVESTMENTS
--------------------------------------------------------------------------------

Average Annual Total Returns, Periods Ended 1/31/00

                              6 Months    1 Year      3 Years   Since Inception 8/24/95
----------------------------------------------------------------------------------------
With PACE program fee*            1.79%       3.33%      3.55%             3.56%
Without PACE program fee          2.55%       4.89%      5.12%             5.12%
90-Day U.S. T-Bill                2.51%       4.82%      4.94%             5.02%
Lipper Median                     2.46%       4.66%      4.88%             4.92%
----------------------------------------------------------------------------------------

*    The maximum annual PACE program fee is 1.5% of the value of PACE assets.

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains. Total returns for periods less than one year are not annualized.

The table depicts the performance of PACE Money Market Investments versus the benchmark 90-Day U.S. T-bill and the Lipper Money Market Funds Median. It is important to note that PACE Money Market Investments is a professionally managed portfolio while the benchmark is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

[SIDEBAR]
PACE MONEY MARKET INVESTMENTS
FUND PROFILE

ADVISER:
Mitchell Hutchins Asset Management Inc.

PORTFOLIO MANAGER:
Susan Ryan

OBJECTIVE:
Current income consistent with preservation of capital and liquidity

INVESTMENT PROCESS:
The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.


ADVISER'S COMMENTS
Interest rates remained under pressure during the period, as the economy continued to expand more briskly than anticipated. Economic activity showed no signs of abating, and the Federal Reserve (the "Fed") twice raised the Fed Funds rate by 25 basis points ("bps"; a basis point equals one one-hundredth of one percent). Combined with a 25 bps increase earlier in 1999, the two rate increases during the period completed the reversal of the 75 bps reduction engineered in 1998 to combat the global financial crisis. By period-end, the 30-year Treasury bond's yield had increased to 6.49%, a two-year high. At the same time, short-term rates rose significantly, with 90-day T-bills moving from a yield equivalent of 4.78% at the beginning of the period to a yield of 5.69% at its close.
     With the Y2K issue well behind us we can focus on more than just the need for liquidity. Going forward, we intend to structure the Portfolio to balance its goals of current income and liquidity. We expect to keep the Portfolio's average maturity at or slightly below its peer group in anticipation of higher rates.
     At its most recent Open Market Committee meeting in February the Fed again raised rates by 25 bps, raising the Federal Funds rate to 5.75%. We expect an active Fed and rising rates across the yield curve in the first half of 2000.

SEMIANNUAL REPORT

We look for moderating economic growth in the second half of the year, and believe interest rates will stabilize in response to current growth and the absence of real inflationary pressure. As always, we intend to maintain the Portfolio's emphasis on liquidity, high credit quality and portfolio diversity.

Portfolio Composition*
-------------------------------------------------
Commercial Paper                           70.2%
Bank Obligations                           10.8
U.S. Treasurys/Agencies                     9.4
Corporate & MTNs                            6.9
Mutual Funds                                2.7
-------------------------------------------------
Total                                     100.0

Top 10 Commercial Paper Holdings*     % Portfolio             S&P Rating
-------------------------------------------------------------------------
Household Finance Corp.                     4.9%                 A1/P1
Woodstreet Funding Corp.                    4.9                 A1+/P1
Falcon Asset Securitization Corp.           4.9                  A1/P1
United Parcel Service                       4.7                  A1/P1
J.P. Morgan & Co., Inc.                     4.5                 A1+/P1
Enterprise Funding Corp.                    3.8                 A1+/P1
Preferred Receivables Funding Corp.         3.6                 A1+/P1
Southern Co.                                3.6                 A1+/P1
Emerson Electric Co.                        3.3                 A1+/P1
Block Financial Corp.                       3.3                 A1+/P1
-------------------------------------------------------------------------
Total                                      41.2

Characteristics*
-------------------------------------------------------------------------
Net Assets ($mm)                                                 $59.1
# of Issuers (excl Govts and Money Market Funds)                  35
Weighted Average Maturity                                       35 days
-------------------------------------------------------------------------













* Weightings represent percentages of portfolio assets as of January 31, 2000. The Portfolio is actively managed and all holdings are subject to change.

PACE MONEY MARKET INVESTMENTS                       JANUARY 31, 2000 (unaudited)

STATEMENT OF NET ASSETS


 PRINCIPAL
  AMOUNT                                                                           MATURITY             INTEREST
  (000)                                                                              DATES                RATES          VALUE
----------                                                                    --------------------   ---------------   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.65%
  $1,000  Federal Home Loan Bank ..........................................         02/01/00             6.059%*       $  999,912
   4,700  Student Loan Marketing Association ..............................   02/01/00 to 02/25/00   5.560 to 6.199*    4,698,926
                                                                                                                       ----------
Total U.S. Government Agency Obligations (cost -- $5,698,838)..............                                             5,698,838
                                                                                                                       ----------

BANK NOTES -- 2.71%
DOMESTIC -- 2.71%
     300  First National Bank of Chicago N. A. ............................         03/15/00             5.180            299,980
     700  First Tennessee Bank N. A. Memphis ..............................         02/01/00             6.069*           700,000
     300  First Tennessee Bank N. A. Memphis ..............................         03/08/00             5.210            300,000
     300  LaSalle National Bank ...........................................         07/14/00             5.690            300,013
                                                                                                                       ----------
Total Domestic Bank Notes (cost -- $1,599,993).............................                                             1,599,993
                                                                                                                       ----------

CERTIFICATES OF DEPOSIT -- 8.46%
YANKEE -- 8.46%
     300  Bayerische Hypotheken-und Wechsel-Bank ..........................         04/28/00             5.150            299,965
   1,100  National Westminster Bank PLC ...................................         07/03/00             5.530          1,099,023
   2,000  Societe Generale ................................................         04/03/00             5.830          2,000,068
   1,000  Svenska Handelsbanken ...........................................   02/22/00 to 05/22/00   5.100 to 5.280       999,935
     600  Westpac Banking Corp. ...........................................   03/17/00 to 03/31/00   5.165 to 5.175       599,984
                                                                                                                       ----------
Total Yankee Certificates of Deposit (cost -- $4,998,975)..................                                             4,998,975
                                                                                                                       ----------

COMMERCIAL PAPER@ -- 72.44%
ASSET BACKED - BANKING -- 10.13%
   1,000   Atlantis One Funding Corp. .....................................         02/10/00             5.890            998,528
   2,000   Centric Capital Corp. ..........................................         02/29/00             5.700          1,991,133
   3,000   Woodstreet Funding Corp. .......................................   02/14/00 to 02/15/00   5.700 to 5.870     2,993,601
                                                                                                                       ----------
                                                                                                                        5,983,262
                                                                                                                       ----------

ASSET BACKED - MISCELLANEOUS -- 18.66%
     500  Asset Securitization Cooperative Corp. ..........................         02/14/00             5.831*           500,000
   2,338  Enterprise Funding Corp. ........................................   02/01/00 to 02/03/00   5.680 to 5.950     2,337,656
   3,000  Falcon Asset Securitization Corp. ...............................   03/07/00 to 03/09/00   5.750 to 5.770     2,982,549
   2,220  Preferred Receivables Funding Corp. .............................         02/08/00             5.880          2,217,462
   2,000  Quincy Capital Corp. ............................................         03/08/00             5.750          1,988,500
   1,000  Variable Funding Capital Corp. ..................................         03/02/00             5.750            995,208
                                                                                                                       ----------
                                                                                                                       11,021,375
                                                                                                                       ----------

AUTO & TRUCK -- 5.57%
   1,448  Ford Motor Credit Corp. .........................................         02/03/00             5.520          1,447,556
   1,843  General Motors Acceptance Corp. .................................         02/01/00             5.780          1,843,000
                                                                                                                       ----------
                                                                                                                        3,290,556
                                                                                                                       ----------
BANKING - DOMESTIC -- 6.28%
   1,000  Fortis Funding LLC ..............................................         03/06/00             5.910            994,418
   2,719  J.P. Morgan & Company, Inc. .....................................   02/03/00 to 02/17/00   5.570 to 5.670     2,716,569
                                                                                                                       ----------
                                                                                                                        3,710,987
                                                                                                                       ----------
BANKING - FOREIGN -- 3.62%
   1,046  Banque et Caisse d'Epargne de L'Etat ............................         03/06/00             5.750          1,040,320
   1,100  Nationwide Building Society .....................................         02/07/00             5.700          1,098,955
                                                                                                                       ----------
                                                                                                                        2,139,275
                                                                                                                       ----------

PACE MONEY MARKET INVESTMENTS


 PRINCIPAL
  AMOUNT                                                                           MATURITY             INTEREST
  (000)                                                                              DATES                RATES          VALUE
----------                                                                    --------------------   ---------------  -----------
COMMERCIAL PAPER@ -- (CONCLUDED)
BUSINESS SERVICES -- 3.39%
  $2,000  Block Financial Corp. ...........................................         02/01/00             5.880%       $ 2,000,000
                                                                                                                      -----------

ELECTRONICS -- 3.38%
   2,000  Emerson Electric Co. ............................................         02/18/00             5.600          1,994,711
                                                                                                                      -----------

FINANCE - CONSUMER -- 5.08%
   3,000  Household Finance Corp. .........................................         02/01/00             5.800          3,000,000
                                                                                                                      -----------

FINANCE - SUBSIDIARY -- 2.73%
   1,612  National Australia Funding (Delaware) Inc. ......................         02/01/00             5.970          1,612,000
                                                                                                                      -----------

TELECOMMUNICATIONS -- 5.06%
   2,000  American Telephone & Telegraph ..................................         03/02/00             5.720          1,990,467
   1,000  Bellsouth Capital Funding Corp. .................................         02/25/00             5.830            996,113
                                                                                                                       ----------
                                                                                                                        2,986,580
                                                                                                                      -----------

TRANSPORTATION SERVICES -- 4.81%
   2,840  United Parcel Service ...........................................         02/04/00             5.500          2,838,698
                                                                                                                      -----------

UTILITY - ELECTRIC -- 3.73%
   2,203  Southern Co. ....................................................         02/10/00             5.900          2,199,751
                                                                                                                      -----------

Total Commercial Paper (cost -- $42,777,195) ..............................                                            42,777,195
                                                                                                                      -----------

SHORT-TERM CORPORATE OBLIGATIONS -- 7.08%
ASSET BACKED - FINANCE -- 3.39%
   2,000  Beta Finance ....................................................         02/01/00             5.780*         2,000,000
                                                                                                                      -----------

AUTO & TRUCK -- 1.15%
     675  Ford Motor Credit Corp. .........................................         08/15/00             6.850            678,791
                                                                                                                      -----------

FINANCE - DIVERSIFIED -- 2.54%
   1,500  Associates Corp. of North America ...............................         02/29/00             5.759*         1,499,632
                                                                                                                      -----------

Total Short-Term Corporate Obligations (cost -- $4,178,423) ...............                                             4,178,423
                                                                                                                      -----------

MONEY MARKET FUND -- 2.84%
   1,675  Liquid Assets Portfolio (cost -- $1,675,330) .........................................................        1,675,330
                                                                                                                      -----------
TOTAL INVESTMENTS (COST -- $60,928,754 WHICH APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES)-- 103.18% ......       60,928,754
Liabilities in excess of other assets -- (3.18)% ...............................................................       (1,877,225)
                                                                                                                      -----------
Net Assets (applicable to 59,052,092 shares of beneficial interest outstanding at $1.00 per share) -- 100.00%...      $59,051,529
                                                                                                                      -----------
                                                                                                                      -----------

--------------

* Variable rate security-maturity dates reflect earlier of reset dates or maturity dates. The interest rates shown are current rates as of January 31, 2000 and reset periodically.

@    Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--35 days





                 See accompanying notes to financial statements.

PACE MONEY MARKET INVESTMENTS


STATEMENT OF OPERATIONS


                                                                                            FOR THE SIX MONTHS
                                                                                                  ENDED
                                                                                             JANUARY 31, 2000
                                                                                                 (UNAUDITED)
                                                                                            ------------------
INVESTMENT INCOME:
Interest ...............................................................................        $1,593,909
                                                                                                ----------
EXPENSES:
Investment advisory and administration fees ............................................            99,656
Transfer agency fees and expenses ......................................................            86,907
Reports and notices to shareholders ....................................................            24,145
Legal and audit ........................................................................            17,574
Trustees' fees and expenses ............................................................            13,125
Federal and state registration fees ....................................................            11,819
Amortization of organizational expenses ................................................             9,568
Custody and accounting .................................................................             3,823
Other expenses .........................................................................             2,363
                                                                                                ----------
                                                                                                   268,980
Less: Fee waivers and reimbursements from investment adviser ...........................          (126,660)
                                                                                                ----------
Net expenses ...........................................................................           142,320
                                                                                                ----------
NET INVESTMENT INCOME ..................................................................         1,451,589
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS ........................................                66
                                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................        $1,451,655
                                                                                                ----------
                                                                                                ----------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     For the Six Months
                                                                                           Ended               For the
                                                                                      January 31, 2000        Year Ended
                                                                                         (unaudited)        July 31, 1999
                                                                                     ------------------     -------------
FROM OPERATIONS:
Net investment income ............................................................      $  1,451,589        $  1,534,974
Net realized gains from investment transactions ..................................                66                 165
                                                                                        ------------        ------------
Net increase in net assets resulting from operations .............................         1,451,655           1,535,139
                                                                                        ------------        ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ............................................................        (1,451,589)         (1,534,974)
                                                                                        ------------        ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from beneficial interest transactions .................        11,877,836          21,680,081
                                                                                        ------------        ------------
Net increase in net assets .......................................................        11,877,902          21,680,246

NET ASSETS:
Beginning of period ..............................................................        47,173,627          25,493,381
                                                                                        ------------        ------------
End of period ....................................................................      $ 59,051,529        $ 47,173,627
                                                                                        ------------        ------------
                                                                                        ------------        ------------




                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PACE Money Market Investments (the "Portfolio") is a diversified portfolio of PaineWebber PACE Select Advisors Trust ("the Trust"), which is organized as a Delaware business trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

     The Trust currently offers twelve portfolios of shares available for investment. Shares of the Portfolios currently are available only to participants in the PaineWebber PACE-SM- Program.

     The Trust accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

     The Trust incurred costs of approximately $1,138,000 in connection with the organization of the Trust and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed five years, beginning with the commencement of operations of the Trust.

     The preparation of financial statements in accordance with generally accepted accounting principles requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor and administrator of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Trust has entered into an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets. At January 31, 2000 the Portfolio did not owe Mitchell Hutchins for investment advisory or administration fees.

     For the six months ended January 31, 2000, Mitchell Hutchins agreed to waive $99,656 of its investment advisory and administration fees and reimburse the Portfolio $27,004 for certain operating expenses.

NOTES TO FINANCIAL STATEMENTS (unaudited)

OTHER LIABILITIES

     At January 31, 2000, the Portfolio had dividends payable aggregating $117,711 and a payable for shares of beneficial interest repurchased of $2,171,916.

FEDERAL TAX STATUS

     The Portfolio intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

MONEY MARKET FUND BOND

     Effective September 30, 1999, the Portfolio obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Portfolio for First Tier Securities and 50 basis points (0.50%) of the total assets of the Portfolio for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Portfolio would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the period September 30, 1999 through January 31, 2000, the Portfolio did not use this insurance bond.

SHARES OF BENEFICIAL INTEREST

     There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                               FOR THE SIX MONTHS
                                                                                      ENDED            FOR THE
                                                                                JANUARY 31, 2000     YEAR ENDED
                                                                                   (UNAUDITED)      JULY 31, 1999
                                                                               ------------------- ---------------
Shares sold .................................................................     51,871,360          73,861,364
Shares redeemed .............................................................    (41,398,691)        (53,636,534)
Dividends reinvested ........................................................      1,405,167           1,455,251
                                                                                 -----------          ----------
Net increase in shares outstanding ..........................................     11,877,836          21,680,081
                                                                                 -----------          ----------
                                                                                 -----------          ----------

PAINEWEBBER PACE MONEY MARKET INVESTMENTS


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                      FOR THE          FOR THE YEARS ENDED
                                                                  SIX MONTHS ENDED          JULY 31,           FOR THE PERIOD
                                                                  JANUARY 31, 2000  -------------------------      ENDED
                                                                     (UNAUDITED)      1999     1998     1997   JULY 31, 1996+
                                                                  ----------------- -------- -------- -------- ---------------
Net asset value, beginning of period ...........................       $  1.00       $  1.00  $  1.00  $  1.00    $  1.00
                                                                       -------       -------  -------  -------    -------
Net investment income ..........................................          0.03          0.05     0.05     0.05       0.05
                                                                       -------       -------  -------  -------    -------
Dividends from net investment income ...........................         (0.03)        (0.05)   (0.05)   (0.05)     (0.05)
                                                                       -------       -------  -------  -------    -------
Net asset value, end of period .................................       $  1.00       $  1.00  $  1.00  $  1.00    $  1.00
                                                                       -------       -------  -------  -------    -------
                                                                       -------       -------  -------  -------    -------
Total investment return (1) ....................................          2.55%         4.85%    5.32%    5.13%      4.75%
                                                                       -------       -------  -------  -------    -------
                                                                       -------       -------  -------  -------    -------
Ratios/Supplemental Data:
Net assets, end of period (000's) ..............................       $59,052       $47,174  $25,493  $16,070    $10,221
Expenses to average net assets, net of fee
   waivers and expense reimbursements ..........................          0.50%*        0.50%    0.50%    0.50%      0.50%*
Expenses to average net assets, before fee
   waivers and expense reimbursements ..........................          0.95%*        1.07%    1.20%    1.89%      2.40%*
Net investment income to average net assets,
   net of fee waivers and expense reimbursements ...............          5.10%*        4.70%    5.20%    5.04%      4.93%*
Net investment income to average net assets,
    before fee waivers and expense reimbursements ..............          4.65%*        4.13%    4.50%    3.65%      3.03%*


------------------------
+ For the period August 24, 1995 (commencement of operations) through July 31, 1996.

*    Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include the PACE Program fee; results would be lower if this fee was included. Total investment return for periods of less than one year has not been annualized.

-------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Bruce A. Bursey

William W. Hewitt, Jr.

Morton L. Janklow

J. Richard Sipes

William D. White

M. Cabell Woodward, Jr.



PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT AND SECRETARY

Dianne E. O'Donnell
VICE PRESIDENT AND
ASSISTANT SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Emil Polito
VICE PRESIDENT



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019








THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORD OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                  PAINEWEBBER

                        -C-2000 PAINEWEBBER INCORPORATED
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